12. DEPRECIATION, AMORTIZATION AND IMPAIRMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation Amortization And Impairment Details
Depreciation	$ (64.5)	$ (61.4)	$ (49.7)
Impairment	(0.2)	0.0	(1.4)
Subtotal (note 17 Property, Plant and Equipment)	(64.7)	(61.4)	(51.1)
Amortization	(44.0)	(42.3)	(35.6)
Subtotal (note 19 Intangible Assets)	(44.0)	(42.3)	(35.6)
Total	$ (108.7)	$ (103.7)	$ (86.7)